UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments
As of December 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (97.3%)[1]
Consumer Discretionary (12.6%)
*	Amazon.com Inc.	143,258	96,827
	Walt Disney Co.	660,566	69,412
	Comcast Corp. Class A	1,170,250	66,037
	Home Depot Inc.	466,728	61,725
	Target Corp.	447,190	32,470
	Lowe's Cos. Inc.	380,200	28,910
*	Priceline Group Inc.	20,800	26,519
	Time Warner Cable Inc.	123,526	22,925
*	O'Reilly Automotive Inc.	87,160	22,088
	NIKE Inc. Class B	345,680	21,605
	Darden Restaurants Inc.	335,057	21,323
	Leggett & Platt Inc.	436,040	18,322
	Interpublic Group of Cos. Inc.	777,545	18,101
	L Brands Inc.	187,380	17,955
	General Motors Co.	497,520	16,921
	McDonald's Corp.	139,180	16,443
*	Netflix Inc.	142,665	16,318
	Wyndham Worldwide Corp.	211,930	15,397
	Time Warner Inc.	235,965	15,260
	Carnival Corp.	258,500	14,083
	Goodyear Tire & Rubber Co.	371,900	12,150
	Best Buy Co. Inc.	370,770	11,290
	Marriott International Inc. Class A	161,100	10,800
	PVH Corp.	143,198	10,547
^	GameStop Corp. Class A	325,700	9,133
	News Corp. Class B	599,800	8,373
	Johnson Controls Inc.	178,140	7,035
	Omnicom Group Inc.	87,950	6,654
	VF Corp.	101,877	6,342
	Starbucks Corp.	90,498	5,433
*	AutoZone Inc.	7,118	5,281
	Ross Stores Inc.	97,210	5,231
	Newell Rubbermaid Inc.	104,480	4,605
*	Liberty Global plc	98,700	4,024
*	Mohawk Industries Inc.	19,616	3,715
	CBS Corp. Class B	76,300	3,596
	Signet Jewelers Ltd.	28,700	3,550
	Hasbro Inc.	48,827	3,289
	Genuine Parts Co.	35,300	3,032
	TEGNA Inc.	108,430	2,767
	Hilton Worldwide Holdings Inc.	123,100	2,634
*	Sally Beauty Holdings Inc.	94,300	2,630
*	Ulta Salon Cosmetics & Fragrance Inc.	12,700	2,349
	Macy's Inc.	66,628	2,331
	Hanesbrands Inc.	76,400	2,248
	Delphi Automotive plc	22,150	1,899
*	TripAdvisor Inc.	20,500	1,748
	Graham Holdings Co. Class B	2,642	1,281
*	Liberty Ventures Class A	28,000	1,263

	Restaurant Brands International Inc.	33,800	1,263
	Bloomin' Brands Inc.	66,090	1,116
	Nordstrom Inc.	21,930	1,092
	Cable One Inc.	2,455	1,065
	Aramark	32,900	1,061
	Gannett Co. Inc.	54,195	883
*	Visteon Corp.	6,900	790
	Magna International Inc.	16,300	661
*	NVR Inc.	350	575
*	AutoNation Inc.	9,000	537
	Marriott Vacations Worldwide Corp.	9,300	530
*	Michaels Cos. Inc.	21,700	480
	DR Horton Inc.	14,200	455
	PulteGroup Inc.	25,032	446
	Service Corp. International	16,900	440
*	Liberty Media Corp.	9,900	377
*	Vista Outdoor Inc.	7,700	343
*	Houghton Mifflin Harcourt Co.	15,500	338
	Williams-Sonoma Inc.	5,700	333
	CST Brands Inc.	8,000	313
	Aaron's Inc.	13,400	300
	Rent-A-Center Inc.	18,300	274
*	Liberty TripAdvisor Holdings Inc. Class A	8,500	258
*	DISH Network Corp. Class A	4,300	246
	Autoliv Inc.	1,762	220
	Expedia Inc.	1,500	186
*	Denny's Corp.	15,265	150
	Time Inc.	9,100	143
	Libbey Inc.	6,200	132
*	Liberty Broadband Corp.	2,500	130
*	Isle of Capri Casinos Inc.	9,200	128
*	ServiceMaster Global Holdings Inc.	3,100	122
*	Diamond Resorts International Inc.	4,700	120
	DeVry Education Group Inc.	4,100	104
	Churchill Downs Inc.	682	96
*	Murphy USA Inc.	1,500	91
	International Game Technology plc	5,500	89
*	La Quinta Holdings Inc.	6,400	87
	TJX Cos. Inc.	1,220	86
	Tractor Supply Co.	900	77
*	Caesars Entertainment Corp.	9,700	77
	Carter's Inc.	800	71
*	Liberty Interactive Corp. QVC Group Class A	2,600	71
*	Mattress Firm Holding Corp.	1,582	71
*	Gentherm Inc.	1,400	66
	Gentex Corp.	3,900	62
	Barnes & Noble Inc.	7,100	62
*,^ Sears Holdings Corp.		2,820	58
*	JC Penney Co. Inc.	8,500	57
*	Smith & Wesson Holding Corp.	2,181	48
*	BJ's Restaurants Inc.	1,100	48
*	New York & Co. Inc.	19,273	44
	HSN Inc.	800	41
*	Townsquare Media Inc. Class A	3,302	39
	La-Z-Boy Inc.	1,500	37
	Dick's Sporting Goods Inc.	1,000	35
*	Bojangles' Inc.	1,900	30

Chico's FAS Inc.	2,800	30
* Lee Enterprises Inc.	17,186	29
Dollar General Corp.	400	29
DineEquity Inc.	300	25
SeaWorld Entertainment Inc.	998	20
Journal Media Group Inc.	1,600	19
* Liberty Global PLC LiLAC	400	17
Citi Trends Inc.	800	17
* Liberty Broadband Corp. Class A	300	15
* Starz	400	13
* Tumi Holdings Inc.	800	13
* Carrols Restaurant Group Inc.	1,100	13
Haverty Furniture Cos. Inc.	600	13
* Biglari Holdings Inc.	34	11
Abercrombie & Fitch Co.	400	11
* Nautilus Inc.	600	10
* TopBuild Corp.	300	9
* Regis Corp.	600	8
Yum! Brands Inc.	100	7
* Barnes & Noble Education Inc.	700	7
* Nord Anglia Education Inc.	339	7
Coach Inc.	200	7
* J Alexander's Holdings Inc.	365	4
* Vince Holding Corp.	800	4
Harte-Hanks Inc.	589	2
Staples Inc.	2	—
		781,265
Consumer Staples (10.7%)
Procter & Gamble Co.	789,450	62,690
Coca-Cola Co.	1,422,562	61,113
Altria Group Inc.	1,040,778	60,584
PepsiCo Inc.	451,376	45,101
Kroger Co.	1,065,396	44,565
CVS Health Corp.	424,920	41,544
Dr Pepper Snapple Group Inc.	340,420	31,727
Mondelez International Inc. Class A	691,190	30,993
Constellation Brands Inc. Class A	202,904	28,902
Clorox Co.	187,200	23,743
Wal-Mart Stores Inc.	363,310	22,271
Costco Wholesale Corp.	137,620	22,226
Philip Morris International Inc.	234,078	20,578
Campbell Soup Co.	338,900	17,809
General Mills Inc.	297,700	17,165
ConAgra Foods Inc.	403,770	17,023
Colgate-Palmolive Co.	251,740	16,771
Tyson Foods Inc. Class A	231,700	12,357
Kimberly-Clark Corp.	96,048	12,227
Walgreens Boots Alliance Inc.	141,004	12,007
Kellogg Co.	147,516	10,661
Hormel Foods Corp.	111,510	8,818
Reynolds American Inc.	187,360	8,647
Coca-Cola Enterprises Inc.	175,300	8,632
Kraft Heinz Co.	114,500	8,331
Archer-Daniels-Midland Co.	210,700	7,728
Hershey Co.	53,255	4,754
Bunge Ltd.	42,336	2,891
^ Pilgrim's Pride Corp.	53,400	1,180

Flowers Foods Inc.	27,700	595
JM Smucker Co.	4,093	505
Estee Lauder Cos. Inc. Class A	3,500	308
Church & Dwight Co. Inc.	3,000	255
McCormick & Co. Inc.	1,390	119
* Edgewell Personal Care Co.	1,500	118
Brown-Forman Corp. Class B	1,000	99
* Adecoagro SA	6,100	75
Spectrum Brands Holdings Inc.	500	51
Mead Johnson Nutrition Co.	600	47
Cott Corp.	1,300	14
* Omega Protein Corp.	400	9
		665,233
Energy (5.7%)
Exxon Mobil Corp.	1,333,121	103,917
Schlumberger Ltd.	539,825	37,653
Tesoro Corp.	290,260	30,585
Phillips 66	357,040	29,206
Valero Energy Corp.	319,729	22,608
Marathon Petroleum Corp.	418,202	21,680
Chevron Corp.	156,036	14,037
Ensco plc Class A	710,660	10,937
^ Transocean Ltd.	820,400	10,157
Occidental Petroleum Corp.	149,836	10,130
Kinder Morgan Inc.	594,700	8,873
Anadarko Petroleum Corp.	166,400	8,084
^ Noble Corp. plc	751,100	7,924
* FMC Technologies Inc.	258,200	7,490
* Cameron International Corp.	117,804	7,445
Williams Cos. Inc.	271,500	6,977
EOG Resources Inc.	97,600	6,909
Devon Energy Corp.	131,894	4,221
Columbia Pipeline Group Inc.	91,880	1,838
* Southwestern Energy Co.	156,600	1,113
^ Cameco Corp.	60,100	741
Baker Hughes Inc.	13,758	635
* Cheniere Energy Inc.	16,500	615
Halliburton Co.	12,600	429
* Memorial Resource Development Corp.	18,700	302
US Silica Holdings Inc.	14,800	277
Cabot Oil & Gas Corp.	10,500	186
Euronav NV	10,200	140
EnLink Midstream LLC	8,918	135
Teekay Corp.	12,000	118
Marathon Oil Corp.	7,900	99
* Golar LNG Partners LP	6,580	88
* Cobalt International Energy Inc.	16,300	88
Frank's International NV	4,900	82
Encana Corp.	15,213	77
CVR Energy Inc.	1,800	71
Cimarex Energy Co.	600	54
Nabors Industries Ltd.	5,200	44
* Kosmos Energy Ltd.	6,900	36
* Harvest Natural Resources Inc.	82,231	35
SemGroup Corp. Class A	1,000	29
Aegean Marine Petroleum Network Inc.	3,260	27
World Fuel Services Corp.	400	15

* TransAtlantic Petroleum Ltd.	8,887	12
* TETRA Technologies Inc.	1,300	10
California Resources Corp.	4,000	9
* Pacific Drilling SA	9,240	8
* Gener8 Maritime Inc.	800	8
* Willbros Group Inc.	2,547	7
* Natural Gas Services Group Inc.	300	7
* Newfield Exploration Co.	200	6
* Unit Corp.	500	6
* Penn Virginia Corp.	16,390	5
* InterOil Corp.	100	3
Plains GP Holdings LP Class A	300	3
* Comstock Resources Inc.	1,200	2
* PetroQuest Energy Inc.	2,100	1
* Swift Energy Co.	4,543	—
		356,194
Financials (15.5%)
Wells Fargo & Co.	1,739,116	94,538
JPMorgan Chase & Co.	1,296,588	85,614
Citigroup Inc.	1,061,970	54,957
Bank of America Corp.	2,398,930	40,374
* Berkshire Hathaway Inc. Class B	280,362	37,019
Bank of New York Mellon Corp.	818,535	33,740
Hartford Financial Services Group Inc.	750,345	32,610
Travelers Cos. Inc.	267,542	30,195
Simon Property Group Inc.	138,579	26,945
Crown Castle International Corp.	281,460	24,332
Progressive Corp.	638,172	20,294
Assurant Inc.	246,386	19,844
Goldman Sachs Group Inc.	107,515	19,377
Aon plc	198,160	18,272
Northern Trust Corp.	245,480	17,697
Capital One Financial Corp.	240,900	17,388
Prudential Financial Inc.	211,341	17,205
Huntington Bancshares Inc.	1,509,277	16,693
McGraw Hill Financial Inc.	150,246	14,811
Navient Corp.	1,260,398	14,432
AvalonBay Communities Inc.	76,360	14,060
Nasdaq Inc.	241,260	14,034
Discover Financial Services	243,488	13,056
PNC Financial Services Group Inc.	134,900	12,857
Weyerhaeuser Co.	428,705	12,853
People's United Financial Inc.	769,502	12,427
SunTrust Banks Inc.	287,260	12,306
Ameriprise Financial Inc.	112,164	11,937
Cincinnati Financial Corp.	189,871	11,235
Prologis Inc.	253,570	10,883
American Express Co.	151,600	10,544
Equinix Inc.	34,586	10,459
US Bancorp	231,320	9,870
Moody's Corp.	91,480	9,179
Legg Mason Inc.	231,900	9,097
Allstate Corp.	137,918	8,563
BlackRock Inc.	24,980	8,506
CME Group Inc.	92,300	8,362
Marsh & McLennan Cos. Inc.	149,980	8,316
* Synchrony Financial	256,500	7,800

Welltower Inc.	101,200	6,885
Intercontinental Exchange Inc.	25,140	6,442
Public Storage	25,510	6,319
Lincoln National Corp.	96,200	4,835
Morgan Stanley	139,434	4,435
Charles Schwab Corp.	133,300	4,390
Equity Residential	53,690	4,381
Apartment Investment & Management Co.	107,920	4,320
Equity LifeStyle Properties Inc.	64,639	4,309
First Horizon National Corp.	270,370	3,926
General Growth Properties Inc.	140,550	3,824
Torchmark Corp.	66,001	3,773
Voya Financial Inc.	90,200	3,329
Principal Financial Group Inc.	71,230	3,204
* Realogy Holdings Corp.	86,400	3,168
Comerica Inc.	73,600	3,079
Willis Group Holdings plc	59,800	2,904
Kimco Realty Corp.	82,470	2,182
Plum Creek Timber Co. Inc.	42,210	2,014
BB&T Corp.	51,400	1,943
* CBRE Group Inc. Class A	54,271	1,877
FNF Group	53,100	1,841
Franklin Resources Inc.	49,497	1,822
Invesco Ltd.	46,100	1,543
Essex Property Trust Inc.	5,800	1,389
SL Green Realty Corp.	12,016	1,358
* Four Corners Property Trust Inc.	56,040	1,354
American International Group Inc.	21,550	1,335
Fifth Third Bancorp	54,710	1,100
Synovus Financial Corp.	32,200	1,043
* Signature Bank	5,459	837
First Republic Bank	11,391	753
Assured Guaranty Ltd.	27,800	735
East West Bancorp Inc.	17,000	707
* Santander Consumer USA Holdings Inc.	41,400	656
* MGIC Investment Corp.	68,100	601
Realty Income Corp.	10,700	552
Brown & Brown Inc.	14,300	459
Aflac Inc.	7,500	449
KeyCorp	30,430	401
ACE Ltd.	3,340	390
Vornado Realty Trust	3,830	383
Great Western Bancorp Inc.	12,200	354
Two Harbors Investment Corp.	42,100	341
ProAssurance Corp.	7,000	340
BankUnited Inc.	8,200	296
* Affiliated Managers Group Inc.	1,473	235
Empire State Realty Trust Inc.	12,700	229
* Forest City Enterprises Inc. Class A	10,400	228
* Essent Group Ltd.	9,800	215
Radian Group Inc.	15,700	210
National Health Investors Inc.	3,422	208
Aspen Insurance Holdings Ltd.	4,100	198
United Bankshares Inc.	5,300	196
Blackstone Mortgage Trust Inc. Class A	6,800	182
Credicorp Ltd.	1,800	175
Investors Bancorp Inc.	13,600	169

TCF Financial Corp.	11,400	161
* Western Alliance Bancorp	4,400	158
Allied World Assurance Co. Holdings AG	3,800	141
Old Republic International Corp.	7,200	134
* Flagstar Bancorp Inc.	5,500	127
* Arch Capital Group Ltd.	1,700	119
Kilroy Realty Corp.	1,800	114
State Street Corp.	1,580	105
Brookline Bancorp Inc.	9,100	105
Fulton Financial Corp.	7,509	98
Ryman Hospitality Properties Inc.	1,700	88
Erie Indemnity Co. Class A	900	86
American Capital Agency Corp.	4,800	83
WP Carey Inc.	1,400	83
Retail Properties of America Inc.	4,800	71
BancorpSouth Inc.	2,900	70
Associated Banc-Corp	3,500	66
Annaly Capital Management Inc.	6,800	64
Ladder Capital Corp.	4,500	56
MFA Financial Inc.	8,200	54
FelCor Lodging Trust Inc.	7,400	54
* NewStar Financial Inc.	5,604	50
* FNFV Group	4,200	47
* Beneficial Bancorp Inc.	3,480	46
Validus Holdings Ltd.	1,000	46
* Genworth Financial Inc. Class A	12,277	46
Hatteras Financial Corp.	3,300	43
RLJ Lodging Trust	2,000	43
* Credit Acceptance Corp.	200	43
Apple Hospitality REIT Inc.	2,100	42
Leucadia National Corp.	2,400	42
Camden Property Trust	512	39
Cathay General Bancorp	1,200	38
Starwood Property Trust Inc.	1,800	37
Reinsurance Group of America Inc. Class A	428	37
Hudson Pacific Properties Inc.	1,300	37
Raymond James Financial Inc.	600	35
United Community Banks Inc.	1,600	31
Southwest Bancorp Inc.	1,600	28
Arthur J Gallagher & Co.	661	27
Columbia Property Trust Inc.	1,100	26
Healthcare Realty Trust Inc.	900	25
* Stifel Financial Corp.	600	25
Meridian Bancorp Inc.	1,800	25
Brixmor Property Group Inc.	800	21
Federated Investors Inc. Class B	700	20
Arbor Realty Trust Inc.	2,800	20
Columbia Banking System Inc.	600	20
STORE Capital Corp.	840	19
State Bank Financial Corp.	888	19
HFF Inc. Class A	600	19
AG Mortgage Investment Trust Inc.	1,405	18
Argo Group International Holdings Ltd.	279	17
New Residential Investment Corp.	1,300	16
Liberty Property Trust	500	16
Anworth Mortgage Asset Corp.	3,400	15
Metro Bancorp Inc.	400	13

Valley National Bancorp	1,200	12
Gramercy Property Trust	1,200	9
Wilshire Bancorp Inc.	800	9
MVC Capital Inc.	1,141	8
Alexander & Baldwin Inc.	200	7
West Bancorporation Inc.	352	7
Sierra Bancorp	386	7
Armada Hoffler Properties Inc.	600	6
Lamar Advertising Co. Class A	100	6
Primerica Inc.	100	5
Banner Corp.	100	5
GAIN Capital Holdings Inc.	479	4
NorthStar Asset Management Group Inc.	300	4
Washington Federal Inc.	150	4
* SLM Corp.	500	3
EPR Properties	55	3
Suffolk Bancorp	100	3
Ares Commercial Real Estate Corp.	172	2
Host Hotels & Resorts Inc.	100	2
		960,738
Health Care (15.3%)
Johnson & Johnson	1,122,278	115,280
Pfizer Inc.	2,101,750	67,844
Gilead Sciences Inc.	665,637	67,356
Merck & Co. Inc.	1,177,576	62,200
Bristol-Myers Squibb Co.	752,532	51,767
Eli Lilly & Co.	601,104	50,649
Amgen Inc.	291,480	47,316
Anthem Inc.	301,995	42,110
* Express Scripts Holding Co.	371,189	32,446
McKesson Corp.	155,030	30,577
UnitedHealth Group Inc.	253,688	29,844
Cardinal Health Inc.	330,830	29,533
AbbVie Inc.	493,623	29,242
AmerisourceBergen Corp. Class A	244,482	25,355
* Biogen Inc.	80,776	24,746
Abbott Laboratories	530,213	23,812
* Boston Scientific Corp.	1,164,569	21,475
* HCA Holdings Inc.	294,900	19,944
Zoetis Inc.	325,910	15,618
Thermo Fisher Scientific Inc.	105,110	14,910
Baxalta Inc.	381,328	14,883
* Allergan plc	47,222	14,757
Aetna Inc.	135,130	14,610
Cigna Corp.	89,820	13,143
Stryker Corp.	123,950	11,520
* Regeneron Pharmaceuticals Inc.	21,048	11,426
Zimmer Biomet Holdings Inc.	76,400	7,838
* DaVita HealthCare Partners Inc.	107,800	7,515
Agilent Technologies Inc.	170,200	7,116
* Intuitive Surgical Inc.	12,674	6,922
Patterson Cos. Inc.	124,120	5,611
* Vertex Pharmaceuticals Inc.	41,100	5,172
Becton Dickinson and Co.	25,922	3,994
* Cerner Corp.	28,600	1,721
* Mallinckrodt plc	22,200	1,657
Medtronic plc	19,200	1,477

* Medivation Inc.	30,100	1,455
CR Bard Inc.	7,391	1,400
* VCA Inc.	23,300	1,281
Universal Health Services Inc. Class B	8,070	964
* United Therapeutics Corp.	6,000	940
* Illumina Inc.	4,400	845
* Dyax Corp.	18,200	685
Quest Diagnostics Inc.	9,387	668
* Hologic Inc.	16,400	634
* Alere Inc.	15,800	618
Humana Inc.	3,100	553
* Envision Healthcare Holdings Inc.	21,100	548
* Health Net Inc.	6,200	424
* Mylan NV	7,200	389
* FibroGen Inc.	6,000	183
HealthSouth Corp.	4,900	171
* Rigel Pharmaceuticals Inc.	52,910	160
* Amicus Therapeutics Inc.	15,900	154
* Neurocrine Biosciences Inc.	2,700	153
* Varian Medical Systems Inc.	1,700	137
* Pain Therapeutics Inc.	66,692	117
* OPKO Health Inc.	10,400	104
* IMS Health Holdings Inc.	3,800	97
* Waters Corp.	620	83
* ARIAD Pharmaceuticals Inc.	12,200	76
Hill-Rom Holdings Inc.	1,300	62
* ExamWorks Group Inc.	1,900	51
* Myriad Genetics Inc.	1,100	47
* Vitae Pharmaceuticals Inc.	2,400	43
* Corcept Therapeutics Inc.	8,400	42
* VWR Corp.	1,200	34
* AMAG Pharmaceuticals Inc.	1,100	33
* Geron Corp.	6,800	33
* BioTelemetry Inc.	2,600	30
* SciClone Pharmaceuticals Inc.	3,100	29
* Cytokinetics Inc.	2,400	25
* Sirona Dental Systems Inc.	206	23
* Catalent Inc.	900	23
* Wright Medical Group NV	900	22
* Orthofix International NV	500	20
* Imprivata Inc.	1,700	19
* ArQule Inc.	8,649	19
* Merit Medical Systems Inc.	1,000	19
Perrigo Co. plc	113	16
* Triple-S Management Corp. Class B	600	14
* Oncothyreon Inc.	5,242	12
* Syneron Medical Ltd.	1,400	11
* Greatbatch Inc.	200	10
* Pernix Therapeutics Holdings Inc.	3,554	10
* INC Research Holdings Inc. Class A	200	10
* BioCryst Pharmaceuticals Inc.	700	7
* Threshold Pharmaceuticals Inc.	14,000	7
St. Jude Medical Inc.	100	6
* OvaScience Inc.	600	6
* BioScrip Inc.	3,200	6
* Genocea Biosciences Inc.	923	5
CONMED Corp.	100	4

* Momenta Pharmaceuticals Inc.	269	4
* GTx Inc.	4,487	3
* Sangamo BioSciences Inc.	300	3
* RTI Surgical Inc.	400	2
* Catalyst Biosciences Inc.	50	—
		944,935
Industrials (10.0%)
General Dynamics Corp.	363,370	49,912
General Electric Co.	1,522,761	47,434
Northrop Grumman Corp.	216,840	40,942
Boeing Co.	280,400	40,543
Lockheed Martin Corp.	139,874	30,374
Southwest Airlines Co.	581,470	25,038
Cintas Corp.	244,490	22,261
Honeywell International Inc.	198,000	20,507
United Parcel Service Inc. Class B	203,187	19,553
FedEx Corp.	112,640	16,782
Union Pacific Corp.	206,300	16,133
Stanley Black & Decker Inc.	145,590	15,539
Pitney Bowes Inc.	706,580	14,591
Masco Corp.	500,379	14,161
Republic Services Inc. Class A	315,904	13,897
Equifax Inc.	118,460	13,193
Raytheon Co.	105,907	13,189
* United Rentals Inc.	163,400	11,853
Ingersoll-Rand plc	201,480	11,140
Illinois Tool Works Inc.	120,150	11,135
United Technologies Corp.	114,370	10,987
Delta Air Lines Inc.	213,267	10,810
Allison Transmission Holdings Inc.	413,900	10,716
PACCAR Inc.	225,400	10,684
* Quanta Services Inc.	525,700	10,645
* United Continental Holdings Inc.	184,700	10,583
Waste Management Inc.	188,260	10,047
3M Co.	66,146	9,964
* Spirit AeroSystems Holdings Inc. Class A	198,800	9,954
Snap-on Inc.	55,791	9,564
Tyco International plc	247,400	7,890
Rockwell Automation Inc.	64,500	6,618
KAR Auction Services Inc.	133,700	4,951
* AerCap Holdings NV	104,800	4,523
L-3 Communications Holdings Inc.	36,685	4,384
Allegion plc	56,722	3,739
Dun & Bradstreet Corp.	33,330	3,464
Nielsen Holdings plc	66,470	3,097
ADT Corp.	89,100	2,938
Danaher Corp.	27,692	2,572
JB Hunt Transport Services Inc.	34,400	2,524
Pentair plc	42,900	2,125
AMETEK Inc.	38,506	2,064
Towers Watson & Co. Class A	13,900	1,786
Expeditors International of Washington Inc.	39,480	1,781
Deere & Co.	19,002	1,449
Robert Half International Inc.	25,926	1,222
Textron Inc.	25,000	1,050
BWX Technologies Inc.	30,900	982
Xylem Inc.	26,400	964

Huntington Ingalls Industries Inc.	6,700	850
* IHS Inc. Class A	6,700	793
Cummins Inc.	8,700	766
* WABCO Holdings Inc.	6,600	675
* HD Supply Holdings Inc.	22,400	673
* RPX Corp.	52,626	579
Carlisle Cos. Inc.	4,503	399
* Hertz Global Holdings Inc.	24,500	349
* Armstrong World Industries Inc.	7,100	325
Covanta Holding Corp.	20,700	321
* USG Corp.	11,600	282
Air Lease Corp. Class A	5,700	191
* Continental Building Products Inc.	9,300	162
Matson Inc.	3,700	158
Alaska Air Group Inc.	1,900	153
Rockwell Collins Inc.	1,500	138
Ryder System Inc.	2,300	131
Nordson Corp.	1,800	115
* Babcock & Wilcox Enterprises Inc.	5,300	111
* Kirby Corp.	1,900	100
West Corp.	4,000	86
* Mistras Group Inc.	4,449	85
Greenbrier Cos. Inc.	2,500	82
* Masonite International Corp.	1,100	67
Steelcase Inc. Class A	4,400	66
* Rexnord Corp.	3,400	62
* Saia Inc.	2,764	61
* NCI Building Systems Inc.	4,303	53
Insperity Inc.	1,100	53
Knoll Inc.	2,215	42
* MFC Industrial Ltd.	19,512	38
RR Donnelley & Sons Co.	2,505	37
* ARC Document Solutions Inc.	8,239	36
Watsco Inc.	300	35
* Huron Consulting Group Inc.	500	30
EnPro Industries Inc.	600	26
* DigitalGlobe Inc.	1,600	25
John Bean Technologies Corp.	500	25
Quad/Graphics Inc.	2,500	23
Seaspan Corp. Class A	1,434	23
Wabtec Corp.	300	21
* Hub Group Inc. Class A	464	15
American Airlines Group Inc.	300	13
Hillenbrand Inc.	400	12
* Blount International Inc.	1,012	10
* Roadrunner Transportation Systems Inc.	1,008	9
Mueller Water Products Inc. Class A	1,100	9
* Navigant Consulting Inc.	500	8
* MRC Global Inc.	400	5
Heartland Express Inc.	300	5
Costamare Inc.	300	3
* Accuride Corp.	1,500	2
Ennis Inc.	100	2
H&E Equipment Services Inc.	100	2
* CAI International Inc.	53	1
		620,597

Information Technology (19.0%)
Apple Inc.	2,025,441	213,198
Microsoft Corp.	2,094,458	116,201
* Alphabet Inc. Class A	83,331	64,832
Visa Inc. Class A	733,100	56,852
Intel Corp.	1,623,004	55,912
* Facebook Inc. Class A	493,950	51,697
* Alphabet Inc.	63,965	48,542
International Business Machines Corp.	303,660	41,790
Accenture plc Class A	330,860	34,575
Cisco Systems Inc.	1,258,117	34,164
Juniper Networks Inc.	847,418	23,389
Total System Services Inc.	461,030	22,959
* Electronic Arts Inc.	328,450	22,571
* Fiserv Inc.	239,615	21,915
Western Union Co.	1,170,372	20,961
Avago Technologies Ltd. Class A	138,755	20,140
* Citrix Systems Inc.	252,462	19,099
Intuit Inc.	193,570	18,679
Fidelity National Information Services Inc.	254,290	15,410
MasterCard Inc. Class A	151,527	14,753
Xerox Corp.	1,349,110	14,341
Hewlett Packard Enterprise Co.	897,354	13,640
QUALCOMM Inc.	271,520	13,572
Texas Instruments Inc.	238,112	13,051
* PayPal Holdings Inc.	355,660	12,875
CSRA Inc.	421,940	12,658
* VeriSign Inc.	141,197	12,335
Computer Sciences Corp.	372,640	12,178
NVIDIA Corp.	367,280	12,106
Corning Inc.	624,995	11,425
HP Inc.	929,354	11,004
Symantec Corp.	501,123	10,524
* F5 Networks Inc.	107,000	10,375
TE Connectivity Ltd.	152,600	9,859
Paychex Inc.	175,867	9,302
Motorola Solutions Inc.	120,931	8,278
Harris Corp.	92,660	8,052
* salesforce.com inc	70,210	5,504
* Adobe Systems Inc.	56,821	5,338
Seagate Technology plc	142,360	5,219
Automatic Data Processing Inc.	54,200	4,592
Oracle Corp.	101,025	3,690
CA Inc.	122,810	3,507
* Teradata Corp.	94,800	2,505
* Red Hat Inc.	29,160	2,415
Analog Devices Inc.	38,900	2,152
Broadcom Corp. Class A	37,067	2,143
* Micron Technology Inc.	120,000	1,699
Amdocs Ltd.	28,300	1,544
Lam Research Corp.	19,400	1,541
* LinkedIn Corp. Class A	6,032	1,358
* CoreLogic Inc./United States	37,400	1,266
* Flextronics International Ltd.	104,900	1,176
Xilinx Inc.	21,100	991
Marvell Technology Group Ltd.	111,300	982
Activision Blizzard Inc.	24,713	957

Western Digital Corp.	15,400	925
* ON Semiconductor Corp.	91,000	892
Applied Materials Inc.	46,400	866
* Akamai Technologies Inc.	12,500	658
* Polycom Inc.	52,100	656
IAC/InterActiveCorp	10,900	655
FLIR Systems Inc.	22,100	620
InterDigital Inc.	12,200	598
* CommScope Holding Co. Inc.	21,900	567
King Digital Entertainment plc	31,500	563
* Pandora Media Inc.	40,100	538
* Zebra Technologies Corp.	7,199	501
* NXP Semiconductors NV	5,515	465
* Cadence Design Systems Inc.	22,000	458
* InterXion Holding NV	15,000	452
* Cognizant Technology Solutions Corp. Class A	7,110	427
* Trimble Navigation Ltd.	19,400	416
Tessera Technologies Inc.	11,000	330
Teradyne Inc.	15,900	329
* Autodesk Inc.	5,309	323
Skyworks Solutions Inc.	4,059	312
* Nuance Communications Inc.	15,100	300
Microchip Technology Inc.	6,300	293
* EchoStar Corp. Class A	7,403	290
* Sohu.com Inc.	4,900	280
Maxim Integrated Products Inc.	5,900	224
Jack Henry & Associates Inc.	2,800	219
* WebMD Health Corp.	4,500	217
* Verint Systems Inc.	5,300	215
* Blackhawk Network Holdings Inc.	4,564	202
* FleetCor Technologies Inc.	1,405	201
Mentor Graphics Corp.	9,800	180
* Genpact Ltd.	7,200	180
Brocade Communications Systems Inc.	18,800	173
* Photronics Inc.	12,689	158
* Zynga Inc. Class A	51,500	138
* NCR Corp.	5,400	132
* Keysight Technologies Inc.	4,100	116
* Angie's List Inc.	11,800	110
* ShoreTel Inc.	12,299	109
* SolarWinds Inc.	1,700	100
* II-VI Inc.	5,300	98
* Check Point Software Technologies Ltd.	1,100	89
* Cimpress NV	1,100	89
* Rambus Inc.	7,185	83
* Synopsys Inc.	1,700	78
* Cabot Microelectronics Corp.	1,676	73
Sabre Corp.	2,600	73
* Calix Inc.	8,775	69
Amphenol Corp. Class A	1,226	64
Logitech International SA	4,000	60
* RetailMeNot Inc.	5,800	58
* TeleCommunication Systems Inc. Class A	10,300	51
* Amkor Technology Inc.	8,017	49
* SunEdison Semiconductor Ltd.	5,400	42
* QLogic Corp.	3,400	41
* Advanced Micro Devices Inc.	13,600	39

* Silicon Laboratories Inc.	800	39
* Fabrinet	1,600	38
* TechTarget Inc.	4,300	34
* FormFactor Inc.	3,360	30
CDK Global Inc.	600	28
* Fortinet Inc.	900	28
NVE Corp.	430	24
* Web.com Group Inc.	1,200	24
* Ixia	1,900	24
* XO Group Inc.	1,421	23
* Advanced Energy Industries Inc.	800	23
* Progress Software Corp.	900	22
* comScore Inc.	500	21
NIC Inc.	1,000	20
Belden Inc.	394	19
* Lattice Semiconductor Corp.	2,900	19
* United Online Inc.	1,500	18
* ARRIS Group Inc.	500	15
* Orbotech Ltd.	600	13
* VASCO Data Security International Inc.	700	12
* Ultratech Inc.	515	10
* Ciber Inc.	2,844	10
* Diodes Inc.	400	9
* Entegris Inc.	600	8
* Take-Two Interactive Software Inc.	200	7
* BlackBerry Ltd.	700	6
* Anixter International Inc.	100	6
* Kemet Corp.	2,000	5
* Lionbridge Technologies Inc.	500	2
* Ultra Clean Holdings Inc.	300	2
		1,178,776
Materials (3.4%)
Air Products & Chemicals Inc.	262,594	34,166
Sealed Air Corp.	645,590	28,793
Sherwin-Williams Co.	89,220	23,161
Dow Chemical Co.	417,293	21,482
Avery Dennison Corp.	283,510	17,765
LyondellBasell Industries NV Class A	197,920	17,199
Monsanto Co.	172,300	16,975
Ball Corp.	148,182	10,777
International Paper Co.	257,500	9,708
PPG Industries Inc.	78,200	7,728
Vulcan Materials Co.	74,040	7,032
Eastman Chemical Co.	62,711	4,234
Ecolab Inc.	28,058	3,209
International Flavors & Fragrances Inc.	10,848	1,298
Newmont Mining Corp.	60,200	1,083
Westlake Chemical Corp.	13,692	744
Reliance Steel & Aluminum Co.	12,500	724
* Berry Plastics Group Inc.	19,700	713
Graphic Packaging Holding Co.	51,905	666
Potash Corp. of Saskatchewan Inc.	36,400	623
Mosaic Co.	18,190	502
Alcoa Inc.	50,756	501
* Turquoise Hill Resources Ltd.	153,800	391
* Crown Holdings Inc.	5,500	279
Bemis Co. Inc.	6,197	277

* Constellium NV Class A	28,800	222
Sonoco Products Co.	5,100	208
Valspar Corp.	2,207	183
Globe Specialty Metals Inc.	15,502	167
* Novagold Resources Inc.	25,600	108
* Headwaters Inc.	5,300	89
* Ferro Corp.	7,700	86
Materion Corp.	2,900	81
Allegheny Technologies Inc.	7,000	79
WestRock Co.	1,450	66
* Stillwater Mining Co.	7,300	62
Orion Engineered Carbons SA	4,738	60
Kaiser Aluminum Corp.	700	59
* Axalta Coating Systems Ltd.	1,600	43
SunCoke Energy Inc.	7,615	26
Silgan Holdings Inc.	400	21
Mercer International Inc.	1,700	15
* Flotek Industries Inc.	1,200	14
Mesabi Trust	2,415	11
TimkenSteel Corp.	1,000	8
Southern Copper Corp.	200	5
KMG Chemicals Inc.	200	5
Olin Corp.	200	3
* A. M. Castle & Co.	809	1
		211,652
Other (0.2%)
SPDR S&P500 ETF Trust	48,672	9,924
* Safeway Inc CVR (Casa Ley) Expire 1/30/2018	75,810	10
* Safeway Inc CVR (PDC) Expire 1/30/2017	75,810	4
* Biosante Pharmaceutical Inc CVR	4,189	—
		9,938
Telecommunication Services (2.3%)
AT&T Inc.	2,354,146	81,006
Verizon Communications Inc.	836,799	38,677
CenturyLink Inc.	471,400	11,860
* Level 3 Communications Inc.	124,500	6,768
* T-Mobile US Inc.	15,900	622
Frontier Communications Corp.	67,300	314
* Zayo Group Holdings Inc.	4,100	109
* Iridium Communications Inc.	9,000	76
* Globalstar Inc.	11,500	17
* Sprint Corp.	4,500	16
Inteliquent Inc.	800	14
		139,479
Utilities (2.6%)
American Electric Power Co. Inc.	362,560	21,126
Exelon Corp.	647,100	17,970
FirstEnergy Corp.	486,400	15,433
PPL Corp.	389,300	13,287
Public Service Enterprise Group Inc.	332,130	12,850
Ameren Corp.	269,523	11,651
Southern Co.	226,930	10,618
Sempra Energy	109,710	10,314
Consolidated Edison Inc.	158,500	10,187
DTE Energy Co.	77,490	6,214
NextEra Energy Inc.	59,270	6,158

Duke Energy Corp.			75,890	5,418
Dominion Resources Inc.			74,984	5,072
CenterPoint Energy Inc.			245,903	4,515
Eversource Energy			78,430	4,005
Pinnacle West Capital Corp.			26,690	1,721
PG&E Corp.			21,110	1,123
* Dynegy Inc.			76,600	1,026
Edison International			3,860	229
Atlantic Power Corp.			104,726	206
Avista Corp.			4,399	156
Entergy Corp.			2,170	148
Xcel Energy Inc.			4,060	146
UGI Corp.			3,900	132
NiSource Inc.			6,600	129
ITC Holdings Corp.			1,500	59
Atmos Energy Corp.			700	44
Pattern Energy Group Inc. Class A			1,300	27
El Paso Electric Co.			300	11
				159,975
Total Common Stocks (Cost $5,214,317)				6,028,782
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.0%)[1]
Money Market Fund (2.8%)
[2,3] Vanguard Market Liquidity Fund	0.363%		174,340,794	174,341

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Federal Home Loan Bank Discount Notes	0.245%	4/20/16	2,000	1,997
[4,5] Federal Home Loan Bank Discount Notes	0.260%	4/27/16	500	499
[4,5] Federal Home Loan Bank Discount Notes	0.220%	4/29/16	5,000	4,993
[5,6] Freddie Mac Discount Notes	0.290%	4/15/16	2,300	2,297
				9,786
Total Temporary Cash Investments (Cost $184,132)				184,127
Total Investments (100.3%) (Cost $5,398,449)				6,212,909
Other Assets and Liabilities-Net (-0.3%)[2]				(17,590)
Net Assets (100%)				6,195,319

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,139,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.5%, respectively, of net assets.
2 Includes $5,388,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $7,589,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,028,768	—	14
Temporary Cash Investments	174,341	9,786	—
Futures Contracts—Assets[1]	43	—	—
Futures Contracts—Liabilities[1]	(1,520)	—	—
Total	6,201,632	9,786	14
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Growth and Income Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	1,503	152,960	2,509

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2015, the cost of investment securities for tax purposes was $5,398,456,000. Net unrealized appreciation of investment securities for tax purposes was $814,453,000, consisting of unrealized gains of $990,635,000 on securities that had risen in value since their purchase and $176,182,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of December 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (14.0%)
*	Amazon.com Inc.	14,800	10,003
	Home Depot Inc.	58,200	7,697
	Walt Disney Co.	69,200	7,272
	Comcast Corp. Class A	116,091	6,551
	NIKE Inc. Class B	85,200	5,325
	Lowe's Cos. Inc.	67,400	5,125
	Target Corp.	57,500	4,175
	Carnival Corp.	69,900	3,808
	General Motors Co.	109,100	3,710
*	O'Reilly Automotive Inc.	14,200	3,599
*	DISH Network Corp. Class A	56,000	3,202
	Marriott International Inc. Class A	44,200	2,963
	Cooper Tire & Rubber Co.	76,500	2,895
^	Outerwall Inc.	67,400	2,463
*	Pinnacle Entertainment Inc.	74,200	2,309
*	Isle of Capri Casinos Inc.	144,700	2,016
	Darden Restaurants Inc.	31,000	1,973
	News Corp. Class B	118,400	1,653
*	Skechers U.S.A. Inc. Class A	53,700	1,622
*	American Axle & Manufacturing Holdings Inc.	79,300	1,502
*	Boyd Gaming Corp.	46,200	918
	World Wrestling Entertainment Inc. Class A	33,400	596
	TJX Cos. Inc.	1,700	121
			81,498
Consumer Staples (8.6%)
	Altria Group Inc.	103,100	6,001
	Costco Wholesale Corp.	30,900	4,990
	Kroger Co.	104,600	4,375
	PepsiCo Inc.	43,600	4,357
	Tyson Foods Inc. Class A	62,000	3,306
	Dr Pepper Snapple Group Inc.	33,700	3,141
^	Cal-Maine Foods Inc.	62,200	2,882
	Dean Foods Co.	166,500	2,856
	Procter & Gamble Co.	34,551	2,744
	Ingles Markets Inc. Class A	53,900	2,376
	Universal Corp.	36,700	2,058
*	Herbalife Ltd.	27,100	1,453
	Wal-Mart Stores Inc.	23,065	1,414
	Coca-Cola Co.	30,680	1,318
	Coty Inc. Class A	51,000	1,307
*	USANA Health Sciences Inc.	9,100	1,163
	Clorox Co.	9,000	1,142
*	Omega Protein Corp.	29,100	646
	Reynolds American Inc.	10,900	503
	Mondelez International Inc. Class A	10,600	475
	Colgate-Palmolive Co.	7,100	473
	Philip Morris International Inc.	4,650	409
	CVS Health Corp.	2,000	196

* SUPERVALU Inc.	28,800	195
		49,780
Energy (6.3%)
Exxon Mobil Corp.	108,220	8,436
Valero Energy Corp.	57,400	4,059
Marathon Petroleum Corp.	68,600	3,556
Tesoro Corp.	32,000	3,372
PBF Energy Inc. Class A	82,100	3,022
Teekay Tankers Ltd. Class A	383,700	2,640
Frontline Ltd.	798,000	2,386
Schlumberger Ltd.	32,610	2,275
^ Nordic American Tankers Ltd.	106,400	1,653
Chevron Corp.	17,765	1,598
Western Refining Inc.	33,800	1,204
Ship Finance International Ltd.	67,900	1,125
Noble Corp. plc	55,100	581
Alon USA Energy Inc.	38,600	573
Phillips 66	2,700	221
		36,701
Financials (17.5%)
Wells Fargo & Co.	173,270	9,419
JPMorgan Chase & Co.	141,636	9,352
* Berkshire Hathaway Inc. Class B	58,000	7,658
Citigroup Inc.	133,700	6,919
Travelers Cos. Inc.	36,500	4,119
Goldman Sachs Group Inc.	21,000	3,785
PNC Financial Services Group Inc.	39,300	3,746
Bank of America Corp.	196,400	3,305
Lazard Ltd. Class A	71,400	3,214
Simon Property Group Inc.	15,700	3,053
Assured Guaranty Ltd.	115,300	3,047
^ Universal Insurance Holdings Inc.	130,700	3,030
Ameriprise Financial Inc.	27,900	2,969
American Express Co.	40,800	2,838
* Walker & Dunlop Inc.	97,500	2,809
* MGIC Investment Corp.	296,000	2,614
Everest Re Group Ltd.	13,500	2,472
Heritage Insurance Holdings Inc.	111,600	2,435
* Santander Consumer USA Holdings Inc.	145,600	2,308
Equinix Inc.	6,500	1,966
Extra Space Storage Inc.	21,800	1,923
Apple Hospitality REIT Inc.	80,600	1,610
CoreSite Realty Corp.	27,900	1,582
Lamar Advertising Co. Class A	26,300	1,577
Hospitality Properties Trust	58,500	1,530
Communications Sales & Leasing Inc.	80,400	1,503
Ryman Hospitality Properties Inc.	23,400	1,208
Gramercy Property Trust	156,500	1,208
AvalonBay Communities Inc.	6,400	1,178
Bank of New York Mellon Corp.	22,400	923
CyrusOne Inc.	24,000	899
CBL & Associates Properties Inc.	65,000	804
DuPont Fabros Technology Inc.	24,500	779
Weingarten Realty Investors	17,800	616
SunTrust Banks Inc.	13,800	591
Digital Realty Trust Inc.	6,200	469

Capital One Financial Corp.	6,000	433
Public Storage	1,700	421
* Marcus & Millichap Inc.	12,500	364
Hartford Financial Services Group Inc.	8,100	352
* INTL. FCStone Inc.	9,800	328
Xenia Hotels & Resorts Inc.	16,000	245
OM Asset Management plc	12,600	193
Prudential Financial Inc.	1,500	122
* Credit Acceptance Corp.	500	107
* RMR Group Inc. Class A	971	14
		102,037
Health Care (15.3%)
Johnson & Johnson	93,107	9,564
Pfizer Inc.	221,558	7,152
Gilead Sciences Inc.	66,600	6,739
Bristol-Myers Squibb Co.	85,200	5,861
Merck & Co. Inc.	105,483	5,572
Eli Lilly & Co.	61,720	5,200
UnitedHealth Group Inc.	43,500	5,117
Amgen Inc.	29,900	4,854
* Express Scripts Holding Co.	53,300	4,659
AmerisourceBergen Corp. Class A	35,900	3,723
Cardinal Health Inc.	41,500	3,705
Anthem Inc.	25,900	3,611
AbbVie Inc.	60,700	3,596
Aetna Inc.	30,800	3,330
* INC Research Holdings Inc. Class A	66,000	3,202
* Charles River Laboratories International Inc.	39,800	3,199
* Centene Corp.	48,500	3,192
* Amsurg Corp.	18,100	1,376
* Quintiles Transnational Holdings Inc.	18,700	1,284
* Infinity Pharmaceuticals Inc.	155,500	1,221
Cigna Corp.	6,500	951
* HCA Holdings Inc.	12,400	839
* ICU Medical Inc.	4,600	519
Abbott Laboratories	9,000	404
* Amedisys Inc.	6,600	259
		89,129
Industrials (10.6%)
Boeing Co.	39,150	5,661
^ General Electric Co.	159,180	4,958
Lockheed Martin Corp.	21,700	4,712
Northrop Grumman Corp.	22,030	4,160
General Dynamics Corp.	28,400	3,901
* United Continental Holdings Inc.	62,400	3,576
Southwest Airlines Co.	78,000	3,359
* Wabash National Corp.	269,700	3,191
* Spirit AeroSystems Holdings Inc. Class A	61,300	3,069
Huntington Ingalls Industries Inc.	23,400	2,968
* Hawaiian Holdings Inc.	81,000	2,862
* JetBlue Airways Corp.	119,400	2,704
PACCAR Inc.	53,000	2,512
Cintas Corp.	26,000	2,367
BWX Technologies Inc.	72,600	2,307
Global Brass & Copper Holdings Inc.	108,100	2,303
3M Co.	10,200	1,537

	Alaska Air Group Inc.	18,500	1,489
	General Cable Corp.	82,900	1,113
	Comfort Systems USA Inc.	37,900	1,077
	Interface Inc. Class A	44,800	857
	Ennis Inc.	25,000	481
*	Virgin America Inc.	10,000	360
	SkyWest Inc.	9,400	179
			61,703
Information Technology (19.0%)
	Apple Inc.	174,640	18,383
	Microsoft Corp.	155,297	8,616
*	Alphabet Inc. Class A	10,380	8,076
*	Alphabet Inc.	6,392	4,851
	Accenture plc Class A	45,100	4,713
	International Business Machines Corp.	32,142	4,423
	Texas Instruments Inc.	75,500	4,138
*	Electronic Arts Inc.	51,200	3,519
	Intel Corp.	99,490	3,427
	Booz Allen Hamilton Holding Corp. Class A	107,500	3,316
	CDW Corp.	77,200	3,246
*	Sykes Enterprises Inc.	99,700	3,069
*	Manhattan Associates Inc.	45,771	3,029
*	Facebook Inc. Class A	27,300	2,857
*	Aspen Technology Inc.	75,200	2,840
	EarthLink Holdings Corp.	380,800	2,829
*	Cirrus Logic Inc.	94,800	2,799
*	Tech Data Corp.	39,500	2,622
*,^ Fitbit Inc. Class A		79,800	2,361
	Broadridge Financial Solutions Inc.	42,700	2,294
	MasterCard Inc. Class A	23,000	2,239
*	Sigma Designs Inc.	350,200	2,213
	CSG Systems International Inc.	49,800	1,792
	Computer Sciences Corp.	49,200	1,608
	HP Inc.	125,000	1,480
	CSRA Inc.	49,200	1,476
	Jabil Circuit Inc.	50,800	1,183
*	GoDaddy Inc. Class A	34,500	1,106
*	Gigamon Inc.	37,000	983
*	Extreme Networks Inc.	218,500	892
*	Ciena Corp.	39,000	807
	Visa Inc. Class A	10,400	807
	Leidos Holdings Inc.	12,100	681
	Cisco Systems Inc.	19,450	528
*	Wix.com Ltd.	16,100	366
	DST Systems Inc.	2,590	295
	Oracle Corp.	6,548	239
	QAD Inc. Class A	10,000	205
	Avago Technologies Ltd. Class A	1,400	203
	Heartland Payment Systems Inc.	1,000	95
			110,606
Materials (3.6%)
	Dow Chemical Co.	83,100	4,278
	LyondellBasell Industries NV Class A	43,200	3,754
*,^ Trinseo SA		109,300	3,082
*	Chemtura Corp.	104,600	2,852
	International Paper Co.	67,200	2,533

Avery Dennison Corp.			32,700	2,049
Sealed Air Corp.			27,500	1,227
* AEP Industries Inc.			7,500	579
Sherwin-Williams Co.			2,100	545
				20,899
Telecommunication Services (2.0%)
Verizon Communications Inc.			164,357	7,597
AT&T Inc.			72,687	2,501
CenturyLink Inc.			31,800	800
* Cincinnati Bell Inc.			145,700	524
				11,422
Utilities (2.6%)
Public Service Enterprise Group Inc.			84,900	3,285
FirstEnergy Corp.			100,900	3,201
Exelon Corp.			107,100	2,974
American Electric Power Co. Inc.			42,200	2,459
WGL Holdings Inc.			30,700	1,934
UGI Corp.			41,400	1,398
				15,251
Total Common Stocks (Cost $472,310)				579,026
	Coupon
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund	0.363%		8,461,000	8,461

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.115%	1/14/16	100	100
4 Federal Home Loan Bank Discount Notes	0.572%	6/22/16	200	199
[5,6] Freddie Mac Discount Notes	0.220%	4/15/16	100	100
				399
Total Temporary Cash Investments (Cost $8,860)				8,860
Total Investments (101.0%) (Cost $481,170)				587,886
Other Assets and Liabilities-Net (-1.0%)[3]				(5,776)
Net Assets (100%)				582,110

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,137,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $5,362,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Structured Broad Market Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	579,026	—	—
Temporary Cash Investments	8,461	399	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(37)	—	—
Total	587,455	399	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Structured Broad Market Fund

At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	30	3,053	(34)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2015, the cost of investment securities for tax purposes was $481,173,000. Net unrealized appreciation of investment securities for tax purposes was $106,713,000, consisting of unrealized gains of $123,609,000 on securities that had risen in value since their purchase and $16,896,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (12.9%)
* Amazon.com Inc.	16,607	11,225
Home Depot Inc.	60,575	8,011
Comcast Corp. Class A	118,325	6,677
Walt Disney Co.	47,179	4,958
Target Corp.	60,500	4,393
Carnival Corp.	72,900	3,972
* O'Reilly Automotive Inc.	15,100	3,827
Goodyear Tire & Rubber Co.	102,600	3,352
Best Buy Co. Inc.	104,620	3,186
Marriott International Inc. Class A	45,350	3,040
News Corp. Class B	215,600	3,010
Darden Restaurants Inc.	46,300	2,947
General Motors Co.	85,100	2,894
Leggett & Platt Inc.	68,300	2,870
GameStop Corp. Class A	90,100	2,526
PVH Corp.	27,600	2,033
Interpublic Group of Cos. Inc.	86,857	2,022
Starbucks Corp.	15,332	920
McDonald's Corp.	2,700	319
DR Horton Inc.	7,400	237
Nordstrom Inc.	3,200	159
Lowe's Cos. Inc.	1,611	122
NIKE Inc. Class B	1,800	112
		72,812
Consumer Staples (9.2%)
Costco Wholesale Corp.	32,800	5,297
Mondelez International Inc. Class A	117,900	5,287
Kroger Co.	105,300	4,405
Procter & Gamble Co.	46,794	3,716
Dr Pepper Snapple Group Inc.	39,000	3,635
Clorox Co.	28,248	3,583
Tyson Foods Inc. Class A	65,400	3,488
PepsiCo Inc.	34,592	3,456
ConAgra Foods Inc.	80,000	3,373
Campbell Soup Co.	61,800	3,248
Altria Group Inc.	49,500	2,881
Coca-Cola Co.	51,880	2,229
Coca-Cola Enterprises Inc.	45,145	2,223
Philip Morris International Inc.	13,736	1,207
Wal-Mart Stores Inc.	19,246	1,180
General Mills Inc.	16,582	956
Colgate-Palmolive Co.	10,500	699
Kimberly-Clark Corp.	4,600	585
CVS Health Corp.	5,300	518
		51,966
Energy (6.4%)
Exxon Mobil Corp.	94,939	7,401
Valero Energy Corp.	59,100	4,179

Phillips 66	49,200	4,025
Marathon Petroleum Corp.	75,200	3,898
Tesoro Corp.	32,100	3,382
Ensco plc Class A	199,500	3,070
^ Transocean Ltd.	231,600	2,867
Spectra Energy Corp.	101,700	2,435
Chevron Corp.	26,056	2,344
^ Noble Corp. plc	217,100	2,291
* Cameron International Corp.	6,000	379
		36,271
Financials (16.5%)
JPMorgan Chase & Co.	163,479	10,795
Bank of America Corp.	511,753	8,613
Citigroup Inc.	152,125	7,872
Wells Fargo & Co.	100,935	5,487
Bank of New York Mellon Corp.	105,200	4,336
Travelers Cos. Inc.	37,500	4,232
Prudential Financial Inc.	50,100	4,079
Capital One Financial Corp.	53,000	3,826
Progressive Corp.	114,400	3,638
PNC Financial Services Group Inc.	37,600	3,584
Simon Property Group Inc.	17,400	3,383
Nasdaq Inc.	56,000	3,258
Discover Financial Services	56,200	3,013
Navient Corp.	261,600	2,995
Northern Trust Corp.	39,800	2,869
* Berkshire Hathaway Inc. Class B	20,205	2,668
Legg Mason Inc.	60,000	2,354
Moody's Corp.	23,400	2,348
AvalonBay Communities Inc.	12,600	2,320
Equinix Inc.	7,295	2,206
* Berkshire Hathaway Inc. Class A	11	2,176
Kimco Realty Corp.	64,900	1,717
Apartment Investment & Management Co.	42,400	1,697
Public Storage	3,600	892
HCP Inc.	21,500	822
Prologis Inc.	16,700	717
Hartford Financial Services Group Inc.	11,600	504
Essex Property Trust Inc.	1,700	407
Ameriprise Financial Inc.	3,500	372
SunTrust Banks Inc.	2,900	124
Realty Income Corp.	2,200	114
		93,418
Health Care (16.0%)
Johnson & Johnson	112,046	11,509
Gilead Sciences Inc.	75,500	7,640
Bristol-Myers Squibb Co.	94,800	6,521
Eli Lilly & Co.	67,287	5,670
* Biogen Inc.	16,400	5,024
* Express Scripts Holding Co.	55,600	4,860
Amgen Inc.	29,700	4,821
McKesson Corp.	23,000	4,536
Cardinal Health Inc.	45,600	4,071
Aetna Inc.	35,900	3,882
AbbVie Inc.	64,868	3,843
Anthem Inc.	27,300	3,807

AmerisourceBergen Corp. Class A	36,500	3,785
Baxalta Inc.	96,700	3,774
Zoetis Inc.	78,400	3,757
Pfizer Inc.	106,575	3,440
* HCA Holdings Inc.	43,000	2,908
Merck & Co. Inc.	39,844	2,105
Abbott Laboratories	22,900	1,028
* Regeneron Pharmaceuticals Inc.	1,800	977
* Allergan plc	2,377	743
UnitedHealth Group Inc.	5,500	647
Cigna Corp.	3,100	454
Medtronic plc	5,100	392
Stryker Corp.	1,900	177
		90,371
Industrials (9.8%)
General Electric Co.	214,222	6,673
Boeing Co.	41,100	5,943
United Parcel Service Inc. Class B	44,900	4,321
General Dynamics Corp.	30,600	4,203
Northrop Grumman Corp.	22,100	4,173
Southwest Airlines Co.	86,130	3,709
* United Continental Holdings Inc.	61,000	3,495
Lockheed Martin Corp.	16,000	3,474
Masco Corp.	116,900	3,308
* United Rentals Inc.	45,100	3,272
PACCAR Inc.	68,400	3,242
Pitney Bowes Inc.	145,300	3,000
Rockwell Automation Inc.	17,200	1,765
* Quanta Services Inc.	86,400	1,750
American Airlines Group Inc.	32,100	1,359
Delta Air Lines Inc.	24,300	1,232
Equifax Inc.	4,700	523
3M Co.	700	106
		55,548
Information Technology (19.8%)
Apple Inc.	199,274	20,975
Microsoft Corp.	199,641	11,076
* Alphabet Inc. Class A	11,105	8,640
International Business Machines Corp.	47,440	6,529
Accenture plc Class A	49,100	5,131
* Alphabet Inc.	6,430	4,880
* Facebook Inc. Class A	42,450	4,443
Avago Technologies Ltd. Class A	29,400	4,267
Intuit Inc.	38,700	3,734
* Electronic Arts Inc.	52,900	3,635
NVIDIA Corp.	103,600	3,415
Western Union Co.	186,250	3,336
* Citrix Systems Inc.	43,700	3,306
Juniper Networks Inc.	113,500	3,133
Total System Services Inc.	62,800	3,127
* Fiserv Inc.	34,150	3,123
CSRA Inc.	89,400	2,682
Intel Corp.	67,353	2,320
Hewlett Packard Enterprise Co.	133,750	2,033
* F5 Networks Inc.	19,300	1,871
Visa Inc. Class A	22,200	1,722

Computer Sciences Corp.			50,400	1,647
HP Inc.			133,750	1,584
Cisco Systems Inc.			53,015	1,440
Motorola Solutions Inc.			20,900	1,431
Skyworks Solutions Inc.			11,600	891
Oracle Corp.			23,888	873
Lam Research Corp.			2,900	230
MasterCard Inc. Class A			2,100	204
				111,678
Materials (3.0%)
Dow Chemical Co.			94,700	4,875
LyondellBasell Industries NV Class A			46,000	3,997
Avery Dennison Corp.			52,200	3,271
Sealed Air Corp.			72,100	3,216
International Paper Co.			49,200	1,855
				17,214
Telecommunication Services (2.7%)
Verizon Communications Inc.			178,096	8,232
AT&T Inc.			104,804	3,606
CenturyLink Inc.			128,300	3,228
				15,066
Utilities (3.2%)
Exelon Corp.			139,800	3,882
PPL Corp.			109,920	3,752
FirstEnergy Corp.			110,500	3,506
Public Service Enterprise Group Inc.			89,200	3,451
Consolidated Edison Inc.			28,200	1,812
American Electric Power Co. Inc.			26,600	1,550
				17,953
Total Common Stocks (Cost $479,148)				562,297
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.363%		1,193,000	1,193

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Federal Home Loan Bank Discount Notes	0.200%	2/5/16	1,000	1,000
Total Temporary Cash Investments (Cost $2,194)				2,193
Total Investments (99.9%) (Cost $481,342)				564,490
Other Assets and Liabilities-Net (0.1%)[3]				792
Net Assets (100%)				565,282

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,139,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,194,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	562,297	—	—
Temporary Cash Investments	1,193	1,000	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(24)	—	—
Total	563,467	1,000	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Structured Large-Cap Equity Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	23	2,341	10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2015, the cost of investment securities for tax purposes was $481,342,000. Net unrealized appreciation of investment securities for tax purposes was $83,148,000, consisting of unrealized gains of $101,644,000 on securities that had risen in value since their purchase and $18,496,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

VANGUARD QUANTITATIVE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 18, 2016

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.